Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of computation of basic and diluted net loss per share [Abstract]
Net loss attributable to common stock shareholders	$ (43,776)	$ (28,313)	$ (234,103)	$ (80,963)	$ (115,479)
Weighted average common stock used in computing basic and diluted net loss per share	298,843,016	99,028,297
Basic and diluted net loss per share	$ (0.15)	$ (0.29)